Consolidated condensed cash flows statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Consolidated cash flows statements [Abstract]
Profit/(loss) for the period	$ 4,486	$ (26,192)
Financial expense and non-monetary adjustments	385,146	389,558
Profit/(loss) for the period adjusted by non-monetary items	389,632	363,366
Changes in working capital	20,414	(84,005)
Net interest and income tax paid	(163,729)	(130,953)
Net cash provided by operating activities	246,317	148,408
Acquisitions of subsidiaries and entities under the equity method	(323,103)	8,943
Investment in contracted concessional assets	(16,593)	5,675
Distributions from entities under the equity method	13,230	10,382
Other non-current assets/liabilities	(555)	(8,249)
Net cash (used in)/provided by investing activities	(327,021)	16,751
Proceeds from Project debt	9,976	189,093
Proceeds from Corporate debt	394,023	405,710
Repayment of Project debt	(164,409)	(111,438)
Repayment of Corporate debt	(361,140)	(313,955)
Dividends paid to Company's shareholders	(94,161)	(83,313)
Dividends paid to non-controlling interests	(11,610)	(14,161)
Capital increase	130,618	0
Net cash provided by/(used in) financing activities	(96,703)	71,936
Net increase/ (decrease) in cash and cash equivalents	(177,407)	237,095
Cash and cash equivalents at beginning of the period	868,501	562,795
Translation differences in cash or cash equivalent	(4,805)	(11,121)
Cash and cash equivalents at end of the period	$ 686,289	$ 788,769